Note 5 - Segment Reporting - Reportable Segments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net sales		R$ 58,379.0	R$ 52,005.1	[1],[2]	R$ 50,231.3
Cost of sales		(27,066.1)	(21,678.2)	[1],[2]	(19,249.4)
Gross profit		31,312.9	30,326.9	[1],[2]	30,981.9
Distribution expenses		(8,245.0)	(6,951.4)	[1],[2]	(6,607.2)
Sales and marketing expenses		(6,374.6)	(5,696.1)	[1],[2]	(5,721.3)
Administrative expenses		(2,948.5)	(2,680.0)	[1],[2]	(2,363.4)
Other operating income/(expenses), net		2,679.4	1,472.7	[1],[2],[3]	947.3
Exceptional items		(452.0)	(397.2)	[2]	(86.4)
Income from operations (EBIT)		15,972.2	16,074.9	[1],[2]	17,150.9
Net finance costs		(2,434.5)	(3,109.5)	[1],[2]	(4,030.3)
Share of results of joint ventures		(43.3)	(22.3)	[1],[2]	1.0
Income before income tax		13,494.4	12,943.1	[1],[2]	13,121.6
Income tax expense		(1,762.5)	(754.7)	[1],[2]	(1,773.9)
Net Income		11,731.9	12,188.4	[1],[2]	11,347.7
Normalized EBITDA		21,591.4	21,147.2	[2]	21,685.7
Depreciation. amortization and impairment		R$ (5,167.4)	R$ (4,675.2)		R$ (4,448.4)
Normalized EBITDA margin as a %		37.00%	40.70%	[2]	43.20%
Acquisition of property, plant and equipment		R$ 4,692.7	R$ 5,069.4	[2]	R$ 3,571.0
Total assets		125,196.3	101,742.9		95,714.3
Total liabilities		125,196.3	101,742.9		95,714.3
Operating segments [member]
Statement Line Items [Line Items]
Total assets		96,190.7	82,044.2		78,286.8
Total liabilities		40,559.8	32,330.7		29,742.4
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets		(2,187.6)	(2,286.2)		(2,246.5)
Total liabilities		(2,187.4)	(2,286.4)		(2,246.4)
Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets		31,193.2	21,984.9		19,674.0
Total liabilities		86,823.9	71,698.6		68,218.3
Brazil 1 [member]
Statement Line Items [Line Items]
Net sales		30,196.5	28,129.9	[2]	26,814.2
Cost of sales		(14,112.9)	(12,096.3)	[2]	(10,014.8)
Gross profit		16,083.6	16,033.6	[2]	16,799.4
Distribution expenses		(4,241.9)	(3,814.1)	[2]	(3,641.4)
Sales and marketing expenses		(3,444.1)	(3,124.8)	[2]	(3,076.5)
Administrative expenses		(1,629.6)	(1,646.8)	[2]	(1,409.5)
Other operating income/(expenses), net		2,887.2	1,421.0	[2]	965.0
Exceptional items		(173.8)	(328.2)	[2]	(43.7)
Income from operations (EBIT)		9,481.4	8,540.7	[2]	9,593.3
Net finance costs		(663.9)	(1,381.9)	[2]	(2,353.1)
Share of results of joint ventures		(7.2)	(5.6)	[2]	(6.2)
Income before income tax		8,810.3	7,153.2	[2]	7,234.0
Income tax expense		(203.1)	807.7	[2]	188.9
Net Income		8,607.2	7,960.9	[2]	7,422.9
Normalized EBITDA		12,569.7	11,737.9	[2]	12,295.3
Depreciation. amortization and impairment		R$ (2,914.5)	R$ (2,869.0)	[2]	R$ (2,658.3)
Normalized EBITDA margin as a %		41.60%	41.70%	[2]	45.90%
Acquisition of property, plant and equipment		R$ 3,114.9	R$ 3,176.5	[2]	R$ 1,811.9
Brazil 1 [member] | Beer [member]
Statement Line Items [Line Items]
Net sales		25,953.0	23,765.5	[2]	23,008.5
Cost of sales		(11,941.7)	(10,037.9)	[2]	(8,214.2)
Gross profit		14,011.3	13,727.6	[2]	14,794.3
Distribution expenses		(3,529.2)	(3,105.5)	[2]	(2,963.2)
Sales and marketing expenses		(3,008.9)	(2,721.0)	[2]	(2,894.1)
Administrative expenses		(1,395.1)	(1,426.0)	[2]	(1,193.1)
Other operating income/(expenses), net		2,380.3	1,110.4	[2]	740.1
Exceptional items		(173.8)	(328.2)	[2]	(37.0)
Income from operations (EBIT)		8,284.6	7,257.3	[2]	8,447.0
Net finance costs		(663.9)	(1,408.9)	[2]	(2,327.8)
Share of results of joint ventures		(7.2)	(5.6)	[2]	(6.2)
Income before income tax		7,613.5	5,842.8	[2]	6,113.0
Income tax expense		(203.1)	807.7	[2]	188.9
Net Income		7,410.4	6,650.5	[2]	6,301.9
Normalized EBITDA		11,011.8	10,100.8	[2]	10,800.7
Depreciation. amortization and impairment		R$ (2,553.4)	R$ (2,515.3)	[2]	R$ (2,316.7)
Normalized EBITDA margin as a %		42.40%	42.50%	[2]	46.90%
Brazil 1 [member] | NAB [member]
Statement Line Items [Line Items]
Net sales		R$ 4,243.5	R$ 4,364.4	[2]	R$ 3,805.7
Cost of sales		(2,171.2)	(2,058.4)	[2]	(1,800.6)
Gross profit		2,072.3	2,306.0	[2]	2,005.1
Distribution expenses		(712.7)	(708.6)	[2]	(678.2)
Sales and marketing expenses		(435.2)	(403.8)	[2]	(182.4)
Administrative expenses		(234.5)	(220.8)	[2]	(216.4)
Other operating income/(expenses), net		506.9	310.6	[2]	224.9
Exceptional items				[2]	(6.7)
Income from operations (EBIT)		1,196.8	1,283.4	[2]	1,146.3
Net finance costs			27.0	[2]	(25.3)
Share of results of joint ventures				[2]
Income before income tax		1,196.8	1,310.4	[2]	1,121.0
Income tax expense				[2]
Net Income		1,196.8	1,310.4	[2]	1,121.0
Normalized EBITDA		1,557.9	1,637.1	[2]	1,494.6
Depreciation. amortization and impairment		R$ (361.1)	R$ (353.7)	[2]	R$ (341.6)
Normalized EBITDA margin as a %		36.70%	37.50%	[2]	39.30%
Brazil 1 [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		R$ 48,970.2	R$ 44,161.9		R$ 41,478.6
Total liabilities		25,032.6	19,907.4		18,252.1
CAC [member]
Statement Line Items [Line Items]
Net sales	[4]	7,319.3	6,757.9		5,813.9
Cost of sales	[4]	(3,307.5)	(2,934.1)		(2,559.1)
Gross profit	[4]	4,011.8	3,823.8		3,254.8
Distribution expenses	[4]	(751.5)	(684.3)		(627.1)
Sales and marketing expenses	[4]	(542.4)	(553.0)		(561.5)
Administrative expenses	[4]	(305.0)	(256.7)		(282.3)
Other operating income/(expenses), net	[4]	(23.5)	85.8		20.0
Exceptional items	[4]	(70.5)	(17.1)		62.4
Income from operations (EBIT)	[4]	2,318.9	2,398.5		1,866.3
Net finance costs	[4]	9.8	(110.1)		(58.0)
Share of results of joint ventures	[4]	(4.9)	(2.2)		3.9
Income before income tax	[4]	2,323.8	2,286.2		1,812.2
Income tax expense	[4]	(713.2)	(642.7)		(473.0)
Net Income	[4]	1,610.6	1,643.5		1,339.2
Normalized EBITDA	[4]	3,070.4	2,961.9		2,299.0
Depreciation. amortization and impairment	[4]	R$ (681.0)	R$ (546.3)		R$ (495.1)
Normalized EBITDA margin as a %	[4]	41.90%	43.80%		39.50%
Acquisition of property, plant and equipment	[4]	R$ 492.3	R$ 578.4		R$ 500.4
CAC [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[4]	13,521.4	11,393.3		11,270.2
Total liabilities	[4]	4,114.2	3,932.8		3,420.9
South Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[5]	11,560.8	10,028.7		10,753.9
Cost of sales	[5]	(5,937.4)	(3,998.0)		(4,261.7)
Gross profit	[5]	5,623.4	6,030.7		6,492.2
Distribution expenses	[5]	(1,492.8)	(1,092.0)		(1,055.0)
Sales and marketing expenses	[5]	(1,165.6)	(1,019.7)		(1,113.2)
Administrative expenses	[5]	(574.9)	(428.8)		(412.2)
Other operating income/(expenses), net	[5]	(159.9)	(18.0)		(24.6)
Exceptional items	[5]	(145.7)	(51.9)		(88.3)
Income from operations (EBIT)	[5]	2,084.5	3,420.3		3,798.9
Net finance costs	[5]	(1,731.4)	(1,543.2)		(1,434.3)
Share of results of joint ventures	[5]
Income before income tax	[5]	353.1	1,877.1		2,364.6
Income tax expense	[5]	(118.4)	(272.3)		(866.8)
Net Income	[5]	234.7	1,604.8		1,497.8
Normalized EBITDA	[5]	3,328.3	4,389.8		4,909.1
Depreciation. amortization and impairment	[5]	R$ (1,098.1)	R$ (917.6)		R$ (1,021.9)
Normalized EBITDA margin as a %	[5]	28.80%	43.80%		45.60%
Acquisition of property, plant and equipment	[5]	R$ 621.8	R$ 1,025.0		R$ 1,040.8
South Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[5]	17,211.2	14,454.0		14,472.0
Total liabilities	[5]	5,156.4	4,411.8		4,484.6
Canada segment [member]
Statement Line Items [Line Items]
Net sales		9,302.4	7,088.6		6,849.3
Cost of sales		(3,708.3)	(2,649.8)		(2,413.8)
Gross profit		5,594.1	4,438.8		4,435.5
Distribution expenses		(1,758.8)	(1,361.0)		(1,283.7)
Sales and marketing expenses		(1,222.5)	(998.6)		(970.1)
Administrative expenses		(439.0)	(347.7)		(259.4)
Other operating income/(expenses), net		(24.4)	(16.1)		(13.1)
Exceptional items		(62.0)			(16.8)
Income from operations (EBIT)		2,087.4	1,715.4		1,892.4
Net finance costs		(49.0)	(74.3)		(184.9)
Share of results of joint ventures		(31.2)	(14.5)		3.3
Income before income tax		2,007.2	1,626.6		1,710.8
Income tax expense		(727.8)	(647.4)		(623.0)
Net Income		1,279.4	979.2		1,087.8
Normalized EBITDA		2,623.0	2,057.6		2,182.3
Depreciation. amortization and impairment		R$ (473.6)	R$ (342.2)		R$ (273.1)
Normalized EBITDA margin as a %		28.20%	29.00%		31.90%
Acquisition of property, plant and equipment		R$ 463.7	R$ 289.5		R$ 217.9
Canada segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		16,487.9	12,035.0		11,066.0
Total liabilities		R$ 6,256.6	R$ 4,078.7		R$ 3,584.8

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.
[4]	CAC: includes the Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala, El Salvador, Nicaragua, Honduras, Barbados and Panama.
[5]	Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.